ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 41,350	$ 46,626	$ 50,235
Israel [Member]
Revenues	20,647	24,807	27,992
Europe [Member]
Revenues	8,382	9,383	10,623
North America [Member]
Revenues	7,504	5,892	6,227
India [Member]
Revenues	4,135	5,240	3,294
Rest Of World [Member]
Revenues	$ 682	$ 1,304	$ 2,099